Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Restricted Share Units
Shares, Beginning balance	29,734	26,324	22,258
Shares, granted	11,478	12,003	11,172
Shares, issued	(8,300)	(6,297)	(5,714)
Shares, canceled/forfeited	(1,886)	(2,296)	(1,392)
Shares, Ending balance	31,026	29,734	26,324